Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Collaboration revenue		$ 3,377		$ 93,113	$ 100,557	$ 164,090
Operating expenses:
Research and development	$ 24,780	27,558	$ 68,501	84,273	111,315	132,859
General and administrative	7,460	7,025	22,841	17,631	24,402	21,539
Restructuring charges		545	63	5,620	5,290
Total operating expenses	32,240	35,128	91,405	107,524	141,007	154,398
Income (loss) from operations	(32,240)	(31,751)	(91,405)	(14,411)	(40,450)	9,692
Other income:
Gain on Hit Discovery divestiture			23,312
Interest income	870	565	2,406	2,544	2,850	3,686
Other income (loss), net	(52)	201	(2,668)	513	959	482
Total other income, net	818	766	23,050	3,057	3,809	4,168
Income (loss) before taxes	(31,422)	(30,985)	(68,355)	(11,354)	(36,641)	13,860
Income tax benefit	(3,806)		(26,529)	(1,217)	(1,848)	8,568
Net income (loss) and comprehensive income (loss)	(27,616)	(30,985)	(41,826)	(10,137)	(34,793)	5,292
Tax distribution to holders of Enterprise.1 Incentive Shares		(60)		(60)	(60)
Loss on extinguishment of Series A, Series B-1 and Series B-2 convertible preferred stock					(3,584)
Undistributed earnings allocable to participating securities						(287)
Net loss allocable to shares of common stock, basic	(27,616)	(31,652)	(45,562)	(23,939)	(52,747)	93
Change in fair value attributable to warrants to purchase			2,597	(515)	(962)	(484)
Net loss allocable to shares of common stock, diluted	$ (27,624)	(31,850)	$ (45,562)	(24,454)	$ (53,709)	(391)
Net loss per share of common stock:
Basic	$ (0.67)		$ (2.74)		$ (20.70)
Diluted	$ (0.67)		$ (2.74)		$ (21.08)
Weighted-average shares of common stock outstanding:
Basic	41,088,261		16,616,143
Diluted	41,088,924		16,616,143
Weighted-average shares of common stock outstanding, basic and diluted					2,547,927
Series A Preferred Stock
Other income:
Preferred return on Series A convertible preferred shares		(57)		(227)	$ (228)	(446)
Loss on extinguishment of Series A, Series B-1 and Series B-2 convertible preferred stock					100
Series B Preferred Stock
Other income:
Accretion of cumulative dividends on Series D redeemable convertible preferred stock		(550)		(2,168)	(2,180)	(4,182)
Change in fair value attributable to warrants to purchase		$ (198)		(515)
Series B3 Preferred Stock [Member]
Other income:
Change in fair value attributable to warrants to purchase					(962)
Series C-1 Preferred Stock
Other income:
Accretion of cumulative dividends on Series D redeemable convertible preferred stock						(284)
Series D Preferred Stock
Other income:
Accretion of cumulative dividends on Series D redeemable convertible preferred stock			$ (3,736)
Accretion of cumulative dividends and issuance costs on Series D redeemable convertible preferred stock					(555)
Redeemable Convertible Preferred Stock
Distribution to holders of Series A convertible preferred shares, Series B and Series C1 redeemable convertible preferred shares in excess of accrued preferred return				$ (11,347)
Other income:
Distribution to holders of Series A convertible preferred shares, Series B and Series C1 redeemable convertible preferred shares in excess of accrued preferred return					$ (11,347)
Change in fair value attributable to warrants to purchase						$ (484)
Common Stock
Other income:
Change in fair value attributable to warrants to purchase	$ (8)
Common 1 Stock [Member]
Net loss per share of common stock:
Basic		$ (12.42)		$ (9.40)		$ 0.04
Diluted		$ (12.50)		$ (9.60)		$ (0.15)
Weighted-average shares of common stock outstanding:
Basic		2,547,924		2,547,924		2,547,924
Diluted		2,547,924		2,547,924		2,606,651